Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2018 £m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
		income	income and	currency
	At 1 Jan	statement	equity	movements	At 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	14	1	93	5	113
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	2,532	(266)	(8)	81	2,339
Capital allowances	14	—	—	1	15
Unused tax losses	66	23	—	38	127
Total	2,627	(242)	85	125	2,595

Deferred tax liabilities
Unrealised losses or gains on investments	(1,748)	666	195	20	(867)
Balances relating to investment and insurance contracts	(872)	(91)	—	(39)	(1,002)
Short-term temporary differences	(2,041)	68	(15)	(109)	(2,097)
Capital allowances	(54)	(1)	—	(1)	(56)
Total	(4,715)	642	180	(129)	(4,022)

	Deferred tax assets		Deferred tax liabilities
	2018 £m	2017 £m	2018 £m	2017 £m
Asia operations	119	112	(1,257)	(1,152)
US operations	2,295	2,300	(1,688)	(1,845)
UK and Europe	126	157	(1,061)	(1,703)
Other operations	55	58	(16)	(15)
Total	2,595	2,627	(4,022)	(4,715)

Schedule of tax benefits not recognised

	31 Dec 2018		31 Dec 2017
	Tax benefit £m	Losses £bn	Tax benefit £m	Losses £bn
Capital losses	49	0.2	79	0.4
Trading losses	49	0.2	74	0.3